Acquisition of e.l.f. Cosmetics, Inc. and Subsidiaries - Unaudited Pro Forma Financial Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Business Combinations [Abstract]
Net sales	$ 144,944
Net loss	$ (9,778)